CONDENSED CONSOLIDATED STATEMENTS OF EARNINGS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Statement [Abstract]
Net Sales	$ 1,245,681	$ 1,275,360	$ 1,286,350
Costs and Expenses:
Cost of Product Sold	1,139,298	1,127,965	1,201,987
Selling and Administrative	72,996	73,515	67,381
Plant Restructuring	1,829	10,302	1,376
Other Operating Income Expense Net	2,437	(24,971)	(4,748)
Total Costs and Expenses	1,216,560	1,186,811	1,265,996
Operating Income (Loss)	29,121	88,549	20,354
Earnings from equity investment	(578)	48	(628)
Interest Expense, Net	9,672	8,044	6,862
Earnings (Loss) Before Income Taxes	20,027	80,457	14,120
Income Taxes Expense (Benefit)	7,414	25,999	4,221
Net Earnings (Loss)	$ 12,613	$ 54,458	$ 9,899
Basic Earnings (Loss) per Common Share	$ 1.27	$ 5.46	$ 0.91
Diluted Earnings (Loss) per Common Share	$ 1.27	$ 5.42	$ 0.9